INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 38,867,000
Increase in valuation allowance	$ 1,629,443	$ 2,562,677
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forward expiration date	Dec. 31, 2036